PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
VY
®
JPMorgan
Mid Cap Value Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98 .7%
Communication Services : 2 .9%
55,622
(1)
IAC, Inc.
$ 2,802,792
1 .0
25,217
(1)
Liberty Media Corp.-
Liberty Live - Class C,
Tracking Stock
809,466
0 .3
100,868
(1)
Liberty Media Corp.-
Liberty SiriusXM,
Tracking Stock
2,568,099
0 .9
15,353
(1)
Take-Two Interactive
Software, Inc.
2,155,408
0 .7
8,335,765
2 .9
Consumer Discretionary : 9 .8%
1,390
(1)
AutoZone, Inc.
3,530,586
1 .2
56,720  Bath & Body Works,
Inc.
1,917,136
0 .7
22,919
Best Buy Co., Inc.
1,592,183
0 .5
36,080
Carter's, Inc.
2,494,932
0 .9
16,620  Darden Restaurants,
Inc.
2,380,316
0 .8
23,160
(1)
Expedia Group, Inc.
2,387,101
0 .8
15,500
Genuine Parts Co.
2,237,890
0 .8
79,580
LKQ Corp.
3,940,006
1 .4
20,660
(1)
Mohawk Industries,
Inc.
1,772,835
0 .6
158,966
Newell Brands, Inc.
1,435,463
0 .5
27,240
Ralph Lauren Corp.
3,162,292
1 .1
55,840
Tapestry, Inc.
1,605,400
0 .5
28,456,140
9 .8
Consumer Staples : 4 .8%
9,460  Constellation Brands,
Inc. - Class A
2,377,582
0 .8
51,462  Energizer Holdings,
Inc.
1,648,842
0 .6
80,670
Keurig Dr Pepper, Inc.
2,546,752
0 .9
50,390
Kroger Co.
2,254,953
0 .8
23,930
(1)
Post Holdings, Inc.
2,051,758
0 .7
76,500
(1)
US Foods Holding
Corp.
3,037,050
1 .0
13,916,937
4 .8
Energy : 4 .0%
109,370
Coterra Energy, Inc.
2,958,458
1 .0
25,354  Diamondback Energy,
Inc.
3,926,828
1 .4
135,750
Williams Cos., Inc.
4,573,417
1 .6
11,458,703
4 .0
Financials : 20 .2%
16,380  Ameriprise Financial,
Inc.
5,400,158
1 .9
59,930
(1)
Arch Capital Group
Ltd.
4,777,020
1 .7
21,940  Discover Financial
Services
1,900,662
0 .7
114,650
Fifth Third Bancorp
2,904,085
1 .0
2,540  First Citizens
BancShares, Inc.
- Class A
3,505,454
1 .2
18,880
Globe Life, Inc.
2,052,822
0 .7
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
50,380  Hartford Financial
Services Group, Inc.
$ 3,572,446
1 .2
329,375  Huntington
Bancshares, Inc.
3,425,500
1 .2
91,672
Loews Corp.
5,803,754
2 .0
35,293
M&T Bank Corp.
4,462,800
1 .6
162,560  MGIC Investment
Corp.
2,713,126
0 .9
28,291
Northern Trust Corp.
1,965,659
0 .7
41,465  Raymond James
Financial, Inc.
4,164,330
1 .4
224,070  Regions Financial
Corp.
3,854,004
1 .3
52,811
State Street Corp.
3,536,225
1 .2
16,395  T Rowe Price Group,
Inc.
1,719,344
0 .6
42,977
W. R. Berkley Corp.
2,728,610
0 .9
58,485,999
20 .2
Health Care : 7 .9%
26,010  AmerisourceBergen
Corp.
4,681,020
1 .6
30,730
(1)
Globus Medical, Inc.
- Class A
1,525,744
0 .5
61,180
(1)
Henry Schein, Inc.
4,542,615
1 .6
21,140
(1)
Jazz Pharmaceuticals
PLC
2,736,362
1 .0
12,500  Laboratory Corp. of
America Holdings
2,513,125
0 .9
19,600
Quest Diagnostics, Inc.
2,388,456
0 .8
11,680  Universal Health
Services, Inc. - Class B
1,468,526
0 .5
26,150  Zimmer Biomet
Holdings, Inc.
2,934,553
1 .0
22,790,401
7 .9
Industrials : 15 .6%
17,241
Acuity Brands, Inc.
2,936,315
1 .0
28,610
AMETEK, Inc.
4,227,414
1 .5
12,020
Carlisle Cos., Inc.
3,116,305
1 .1
23,320
Dover Corp.
3,253,373
1 .1
57,430  Fortune Brands
Innovations, Inc.
3,569,849
1 .2
15,810
Hubbell, Inc.
4,955,012
1 .7
13,850
IDEX Corp.
2,881,077
1 .0
42,830
ITT, Inc.
4,193,485
1 .5
22,430  Lincoln Electric
Holdings, Inc.
4,077,550
1 .4
26,350
(1)
Middleby Corp.
3,372,800
1 .2
18,221
Snap-on, Inc.
4,647,448
1 .6
43,690
Southwest Airlines Co.
1,182,688
0 .4
34,620
Timken Co.
2,544,224
0 .9
44,957,540
15 .6
Information Technology : 8 .6%
33,390  Amphenol Corp.
- Class A
2,804,426
1 .0
21,540
CDW Corp.
4,345,911
1 .5
6,020
(1)
FleetCor Technologies,
Inc.
1,537,147
0 .5

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
2
VY
®
JPMorgan
Mid Cap Value Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
33,890
(1)
GoDaddy, Inc. - Class
A
$ 2,524,127
0 .9
28,190
Jabil, Inc.
3,577,029
1 .2
28,240  Microchip Technology,
Inc.
2,204,132
0 .8
7,730  Motorola Solutions,
Inc.
2,104,415
0 .7
9,810
(1)
Teledyne Technologies,
Inc.
4,008,170
1 .4
7,670
(1)
Zebra Technologies
Corp. - Class A
1,814,185
0 .6
24,919,542
8 .6
Materials : 6 .6%
34,415
Ball Corp.
1,713,178
0 .6
9,400
Celanese Corp.
1,179,888
0 .4
31,080  Freeport-McMoRan,
Inc.
1,158,973
0 .4
11,185  Martin Marietta
Materials, Inc.
4,591,219
1 .6
24,300  Packaging Corp. of
America
3,731,265
1 .3
39,390
RPM International, Inc.
3,734,566
1 .3
68,670
Silgan Holdings, Inc.
2,960,364
1 .0
19,069,453
6 .6
Real Estate : 10 .8%
76,100  American Homes 4
Rent - Class A
2,563,809
0 .9
12,470  AvalonBay
Communities, Inc.
2,141,598
0 .7
31,190
Boston Properties, Inc.
1,855,181
0 .6
68,810  Brixmor Property
Group, Inc.
1,429,872
0 .5
34,550
(1)
CBRE Group, Inc.
- Class A
2,551,863
0 .9
6,440  Essex Property Trust,
Inc.
1,365,860
0 .5
14,750  Federal Realty
Investment Trust
1,336,792
0 .5
74,480  Host Hotels & Resorts,
Inc.
1,196,893
0 .4
119,300
Kimco Realty Corp.
2,098,487
0 .7
11,165  Mid-America
Apartment
Communities, Inc.
1,436,377
0 .5
88,480
Rayonier, Inc.
2,518,141
0 .9
31,510  Regency Centers
Corp.
1,872,954
0 .7
26,070  Rexford Industrial
Realty, Inc.
1,286,554
0 .4
13,270
Sun Communities, Inc.
1,570,372
0 .5
29,320
Ventas, Inc.
1,235,252
0 .4
99,130
Weyerhaeuser Co.
3,039,326
1 .1
31,170
WP Carey, Inc.
1,685,674
0 .6
31,185,005
10 .8
Utilities : 7 .5%
86,720
CMS Energy Corp.
4,605,699
1 .6
37,370
Edison International
2,365,147
0 .8
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
51,745
National Fuel Gas Co.
$ 2,686,083
0 .9
238,500
(1)
PG&E Corp.
3,847,005
1 .4
57,420  WEC Energy Group,
Inc.
4,625,181
1 .6
60,580
Xcel Energy, Inc.
3,466,388
1 .2
21,595,503
7 .5
Total Common Stock
(Cost $234,672,821)
285,170,988
98 .7
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1 .0%
Mutual Funds : 1 .0%
2,808,545
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.240%
(Cost $2,808,545) $ 2,808,545 1 .0
Total Short-Term
Investments
(Cost $2,808,545)
2,808,545
1 .0
Total Investments in
Securities
(Cost $237,481,366) $ 287,979,533 99 .7
Assets in Excess of
Other Liabilities 962,522 0.3
Net Assets $ 288,942,055 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of September 30, 2023.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
3
VY
®
JPMorgan
Mid Cap Value Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock* $ 285,170,988 $ — $ — $ 285,170,988
Short-Term Investments 2,808,545 — — 2,808,545
Total Investments, at fair value $ 287,979,533 $ — $ — $ 287,979,533
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 68,842,625
Gross Unrealized Depreciation (18,344,458)
Net Unrealized Appreciation $ 50,498,167